Segment Information - Summary of operating segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net revenue	R$ 14,444,690	R$ 13,397,419	R$ 9,852,708
Performance Assessed By Company	2,468,664	1,846,604	1,741,993
Depreciation and amortization	(1,117,416)	(589,911)	(383,352)
Financial income	1,955,784	2,056,421	604,392
Financial expenses	(2,795,874)	(2,639,709)	(991,841)
Income tax	(355,691)	(125,026)	(300,941)
Net income (loss)	155,467	548,379	670,251
Natura Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	6,260,779	6,022,207	5,574,871
Performance Assessed By Company	1,269,761	1,184,932	1,235,201
Depreciation and amortization	(282,597)	(274,013)	(243,276)
Financial income	1,845,246	1,915,511	555,167
Financial expenses	(2,536,542)	(2,439,391)	(955,266)
Income tax	(89,901)	(68,239)	(187,935)
Net income (loss)	205,967	318,800	403,891
Natura LATAM [Member]
Disclosure of operating segments [line items]
Net revenue	2,742,467	2,415,717	2,108,227
Performance Assessed By Company	379,921	327,493	291,976
Depreciation and amortization	(60,918)	(30,850)	(25,628)
Financial income	48,087	13,885	31,946
Financial expenses	(70,237)	(60,941)	(30,408)
Income tax	(70,992)	(80,446)	(47,338)
Net income (loss)	225,861	169,141	220,548
Natura Others [Member]
Disclosure of operating segments [line items]
Net revenue	9,086	9,450	6,608
Performance Assessed By Company	(46,199)	(31,931)	(24,495)
Depreciation and amortization	(14,010)	(462)	(779)
Financial expenses	(202)
Net income (loss)	(60,411)	(32,393)	(25,274)
Aesop [Member]
Disclosure of operating segments [line items]
Net revenue	1,303,050	1,064,043	706,445
Performance Assessed By Company	350,437	162,301	110,627
Depreciation and amortization	(186,657)	(67,019)	(47,966)
Financial income	9,337	4,608	11
Financial expenses	(34,392)	(2,243)	(1,888)
Income tax	(47,768)	(36,005)	(47,240)
Net income (loss)	90,957	61,642	13,544
The Body Shop [Member]
Disclosure of operating segments [line items]
Net revenue	4,129,308	3,886,002	1,456,557
Performance Assessed By Company	783,145	305,848	228,557
Depreciation and amortization	(573,234)	(217,567)	(65,703)
Financial income	44,953	122,417	17,268
Financial expenses	(105,890)	(137,134)	(4,279)
Income tax	(41,812)	24,971	(52,569)
Net income (loss)	107,162	98,535	123,274
Corporate Expenses [Member]
Disclosure of operating segments [line items]
Performance Assessed By Company	(268,401)	(102,039)	(99,873)
Financial income	8,161
Financial expenses	(48,611)
Income tax	(105,218)	34,693	34,141
Net income (loss)	R$ (414,069)	R$ (67,346)	R$ (65,732)